INITIAL PUBLIC OFFERING (Details) - $ / shares		3 Months Ended	12 Months Ended
	Aug. 10, 2021	Sep. 30, 2021	Dec. 31, 2021
INITIAL PUBLIC OFFERING
Sale of 461,500 Private Units (in shares)		461,500	461,500
Initial Public Offering
INITIAL PUBLIC OFFERING
Sale of 461,500 Private Units (in shares)	11,500,000
Purchase price (in dollars per share)	$ 10.15
Initial Public Offering | Public Warrants
INITIAL PUBLIC OFFERING
Exercise price of warrants	$ 11.50
Number of shares in a unit	1
Number of warrants in a unit	0.5
Number of shares issuable per warrant	1
Over-allotment option
INITIAL PUBLIC OFFERING
Sale of 461,500 Private Units (in shares)	1,500,000
Purchase price (in dollars per share)	$ 10.00